Investments	9 Months Ended
Sep. 30, 2022
Disclosure Of Joint Ventures Text Block Abstract
Investments
10	Investments

The details of the Company’s joint venture at the end of September 30, are as follow:

			Participation in investments - %
			2022	2021
Group	Company	Country	Company
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

Breakdown

Amount
As of December 31, 2020	769
Share of profit of associates	41
As of September 30, 2021	810

Amount
As of December 31, 2021	789
Share of profit of associates	34
As of September 30, 2022	823